INCOME TAXES - Schedule Of Deferred Income Tax Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	$ (21,649)	$ (19,787)
Non-capital losses [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	2,132	1,666
Capital losses [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	5	77
Unused tax losses [member] | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	3,472	3,959
Unused tax losses [member] | International
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	2,900	1,814
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	$ (30,158)	$ (27,303)